Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,642,554	¥ 1,627,110
Net retirement benefit assets (liabilities)	508,496	480,053
Of which retirement benefit liabilities included in "Other liabilities"	(44,622)	(38,881)
Of which retirement benefit assets included in "Other assets"	553,118	518,934
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(32,948)	(32,872)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(1,083,182)	(1,114,185)
Surplus Deficit In Plllan Before Asset Ceiling Member [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	526,424	¥ 480,053
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	¥ 17,928